Condensed Financial Information For Parent Company Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information For Parent Company Only [Abstract]
Condensed Financial Information For Parent Company Only

NOTE 15—CONDENSED FINANCIAL INFORMATION FOR PARENT COMPANY ONLY

BALANCE SHEETS

	December 31,
	2011	2010
	(In Thousands)
ASSETS
Cash	$128	$117
Investment in bank subsidiary	35,431	32,265
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,055	1,049
Other assets	31	46

Total Assets	$36,800	$33,632

LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities	$207	$195
Junior subordinated debt	5,155	5,155
Shareholders' equity	31,438	28,282

Total Liabilities and Shareholders' Equity	$36,800	$33,632

STATEMENTS OF INCOME

	Years Ended December 31,
	2011	2010
	(In Thousands)
Dividends from bank subsidiary	$1,055	$996
Other dividends	42	42
Realized gains on sales of securities	8	—

	1,105	1,038
Expenses	206	193

	899	845
Equity in undistributed earnings in bank subsidiary	3,247	2,841

Net Income	$4,146	$3,686

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2011	2010
	(In Thousands)

CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$4,146	$3,686
Equity in undistributed earnings of bank subsidiary	(3,247)	(2,841)
Realized gains on sales of securities	(8)	—
Decrease in other assets	15	15
Increase in other liabilities	2	1

Net Cash Provided by Operating Activities	908	861

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of securities available for sale	—	—
Proceed from sales of securities	29	—

Net Cash Available from (Used in) Investing Activities	29	—

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from issuance of common stock	128	80
Acquisition of treasury stock	—	—
Cash dividends paid	(1,054)	(946)

Net Cash Used in Financing Activities	(926)	(866)

Net Increase (Decrease) in Cash	11	(5)

CASH—BEGINNING	117	122

CASH—ENDING	$128	$117